Accounts Receivable, Net - Provision for Losses on Accounts Receivables (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE NET CURRENT [Abstract]
Balance at Beginning of Year	$ (2,781)	$ (2,212)	$ (919)
(Charges to Expenses)/ Amount Recovered	(75)	(569)	(1,304)
Amount Utilized	0	0	11
Balance at End of Year	$ (2,856)	$ (2,781)	$ (2,212)